DEBT - Conversion of Convertible Notes Payable (Details) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 21, 2021	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2018	Dec. 31, 2017
DEBT
Outstanding principal of convertible notes, converted	$ 5,500,000		$ 4,000,000
Accrued interest	$ 1,300,000	$ 64,110
Number of shares issued upon conversion	1,206,614		842,429
Conversion price	$ 5.60	$ 5.60	$ 5.60
Convertible Notes outstanding		$ 0	$ 0
Convertible Notes to related parties
DEBT
Outstanding principal of convertible notes, converted	$ 5,491,663			$ 5,500,000	$ 5,500,000
Accrued interest	$ 1,257,066
Number of shares issued upon conversion	1,206,614
Conversion price	$ 5.60
Convertible Notes outstanding		0	0
Loss on conversion of notes		$ 260,000	$ 300,000